LEASES (Details Narrative)					12 Months Ended
	Apr. 01, 2023 USD ($)	Apr. 01, 2023 CNY (¥)	Jan. 22, 2022 USD ($)	Jan. 22, 2022 CNY (¥)	Sep. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Operating lease, description					The Company leases office spaces and factories under non-cancellable operating leases, with terms from 24 to 120 months. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.
Sichuan Leishen Hongzhuo [Member]
Defined Benefit Plan Disclosure [Line Items]
Lessee operating lease term of contract			11 years	11 years
Lease rental payment			$ 19,329	¥ 133,745
Sichuan TIBO Fluid Technology Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Lessee operating lease term of contract	10 years	10 years
Lease rental payment	$ 930,770	¥ 6,440,367